Reinsurance (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance [Abstract]
Largest amount of life insurance retained on any one life by any company comprising of the life	$ 10	$ 10	$ 10
Life insurance recoveries on ceded reinsurance contracts	285	224	275
Property and casualty ceded losses which reduce losses and loss adjustment expenses incurred	512	385	598
Allowance for uncollectible reinsurance	$ 268	$ 290